PROPERTY AND EQUIPMENT, NET - Schedule of property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost:
Property and equipment, cost	$ 43,861	$ 42,051
Accumulated depreciation	14,613	14,730
Depreciated cost	29,248	27,321
Computers and peripheral equipment [Member]
Cost:
Property and equipment, cost	17,922	15,644
Accumulated depreciation	9,093	9,745
Office furniture and equipment [Member]
Cost:
Property and equipment, cost	3,490	4,367
Accumulated depreciation	2,368	2,734
Leasehold improvements [Member]
Cost:
Property and equipment, cost	22,449	22,040
Accumulated depreciation	$ 3,152	$ 2,251